ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017
Payables and Accruals [Abstract]
Accounts payable	$ 11,627
Accounts payable consist legal and consulting fees payable	$ 11,627